INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

	December 31,
(Dollars in thousands)	2013	2012
Raw materials	$25,843	$25,747
Woodyard logs	6,602	5,942
Work-in-process	14,738	17,629
Finished goods	60,919	55,909
Replacement parts and other supplies	29,585	26,240
Inventories	$137,687	$131,467